Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000005174 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 9,741	$ 11,802	$ 13,625	$ 14,009	$ 15,484	$ 21,955	$ 21,307	$ 21,442	$ 27,974	$ 31,503
C000005171 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000005173 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
C000198228 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		9,741	11,802	13,633	14,014	15,506	21,993	21,356	21,490	28,050	31,619
C000005175 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		9,682	11,659	13,403	13,700	15,076	21,266	20,535	20,564	26,696	29,922
C000005184 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		9,731	11,551	12,860	13,045	12,744	18,399	18,516	17,596	22,079	24,042
C000005181 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000005183 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
C000198229 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		9,731	11,551	12,860	13,052	12,756	18,431	18,558	17,646	22,144	24,124
C000005185 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		9,675	11,422	12,651	12,768	12,415	17,830	17,856	16,886	21,080	22,832
C000051321 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,047.55	10,972.4	11,143.92	11,974.21	12,498.47	13,683.82	13,393.97	13,307.8	14,286.11	15,195.74
C000051319 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000051320 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		10,078	11,839	13,567	14,037	15,797	22,536	21,926	22,463	28,754	32,703
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	10,000		9,994	11,459	12,404	12,584	12,377	17,871	18,037	17,217	20,955	22,822
ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	$ 10,000		$ 10,015.47029	$ 10,059.54685	$ 10,188.02132	$ 10,418.14736	$ 10,609.8659	$ 10,621.72583	$ 10,637.28122	$ 10,973.00523	$ 11,571.48735	$ 12,122.53196